CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities
Net income	¥ 9,235,661	$ 1,320,684	¥ 8,887,595	¥ 8,754,457
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	229,250	32,782	318,692	254,976
Depreciation and amortization	3,379,478	483,259	3,023,406	2,875,209
Loss on disposal of property and equipment	71,351	10,203	152,400	10,160
Loss on disposal of land use rights			26,809
Impairment of property and equipment	46,000	6,578	23,152	76,616
Provision for credit losses	66,795	9,552	114,686	142,131
Amortization of issuance cost of convertible senior notes	28,606	4,091	42,518	40,473
Deferred income tax	(536,227)	(76,679)	292,542	157,782
(Gain)/loss on disposal of equity investees, subsidiaries and others	(37,034)	(5,296)	10,518	(5,485)
Impairment of goodwill	84,431	12,073	0	0
Impairment of investment in equity investees			931,367
Share of income in equity method investments	(87,393)	(12,497)	(57,410)	(4,356)
Gain of fair value changes of financial instruments	(126,038)	(18,023)	(202,886)	(164,517)
Foreign currency exchange loss/(gain)	(1,542)	(221)	17,930	(93,543)
Changes in operating assets and liabilities:
Accounts receivable	229,042	32,753	(941,506)	244,416
Financing receivables	493,191	70,525	(47,032)	(179,780)
Inventories	(2,079)	(297)	(10,495)	12,463
Advances to suppliers	70,286	10,051	38,360	27,578
Prepayments and other current assets	(730,266)	(104,427)	(549,154)	(753,431)
Amounts due from related parties	(1,848)	(264)	26,313	89,695
Operating lease right-of-use assets	168,234	24,057	105,877	57,665
Long-term financing receivables	(218,006)	(31,174)	86,935	323,437
Other non-current assets	232,187	33,202	(216,371)	(103,587)
Accounts payable	85,604	12,241	(93,615)	364,578
Advances from customers	264,360	37,803	(180,580)	371,036
Amounts due to related parties	(90,629)	(12,960)	(31,917)	185,545
Income tax payable	(200,243)	(28,634)	155,632	109,106
Operating lease liabilities	(160,046)	(22,886)	(81,042)	(9,469)
Other current liabilities	(524,706)	(75,035)	(413,288)	577,812
Net cash provided by operating activities	11,968,419	1,711,461	11,429,436	13,360,967
Cash flows from investing activities
Purchases of property and equipment	(5,214,279)	(745,632)	(5,208,156)	(6,528,833)
Purchases of land use rights	(860,089)	(122,991)	(693,973)	(140,948)
Purchases of short-term investment	(15,108,228)	(2,160,448)	(13,732,405)	(11,261,190)
Maturity of short-term investment	16,565,265	2,368,801	15,705,822	9,798,273
Purchases of long-term investment	(1,360,000)	(194,477)	(3,918,647)	(10,090,353)
Maturity of long-term investment	252	36	836,137	5,240,732
Investments in equity investees	(18,009)	(2,575)	(52,444)
Cash returned from the investments in equity investees	686,293	98,139
Net cash received from disposal of equity investees	107	15	719,777	413,931
Acquisition of subsidiaries, net of cash acquired	(86,931)	(12,431)
Net cash in (out) in relation to disposal of a subsidiary	220,406	31,518	(3,179)	62,998
Collection of amounts due from related parties	145,000	20,735	170,000	6,600
Loan to employees	(63,242)	(9,043)	(128,681)	(66,590)
Collection of loan to employees	68,680	9,821	160,655	169,049
Proceeds from disposal of property and equipment and others	197,669	28,265	164,370	143,580
Net cash used in investing activities	(4,827,106)	(690,267)	(5,980,724)	(12,252,751)
Cash flows from financing activities
Proceeds from short-term borrowings	18,322,010	2,620,013	19,712,958	12,279,050
Repayment of short-term borrowings	(16,899,802)	(2,416,641)	(17,965,557)	(9,924,563)
Proceeds from long-term borrowings	216,000	30,888
Repurchase of ordinary shares	(1,252,741)	(179,140)	(1,157,472)	(1,006,451)
Payment of dividends	(3,755,452)	(537,022)	(5,605,451)	(2,072,509)
Capital contribution from non-controlling interest shareholder	9,092	1,300	20,342	19,348
Payment of subsidiary dividends to non-controlling interests	(24,960)	(3,569)
Acquisition of non-controlling interests of subsidiaries				(64,711)
Net cash used in financing activities	(10,567,203)	(1,511,090)	(4,995,180)	(769,836)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(58,340)	(8,343)	26,105	109,843
Net change in cash, cash equivalents and restricted cash	(3,484,230)	(498,239)	479,637	448,223
Cash, cash equivalents and restricted cash at beginning of year	13,530,947	1,934,900	13,051,310	12,603,087
Cash, cash equivalents and restricted cash at end of year	10,046,717	1,436,661	¥ 13,530,947	¥ 13,051,310
Long-term borrowing
Cash flows from financing activities
Repayment of long-term borrowings and convertible bond	(177,500)	(25,382)
Convertible bond
Cash flows from financing activities
Repayment of long-term borrowings and convertible bond	¥ (7,003,850)	$ (1,001,537)